Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ (8,544,352)	$ (1,340,794)	¥ 3,373,420,061	¥ 404,858,740
Net gain (loss) on equity securities	(5,346,389)	(838,965)	3,289,676	(3,289,676)
Share of profit in subsidiaries, VIE and VIE's subsidiaries	0	0	0	926,205
Changes in operating assets and liabilities:
Net cash provided by operating activities	(404,390,831)	(63,457,746)	(621,612,202)	422,895,235
Net cash (used in) provided by investing activities	2,661,222,986	417,603,959	(493,563,047)	(1,198,405,622)
Net cash provided by financing activities	(1,946,434,308)	(305,438,017)	(380,822,429)	730,547,890
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(15,008,806)	(2,355,209)	(36,093,321)	11,516,258
Net (decrease) in cash and cash equivalents and restricted cash	295,389,041	46,352,987	(1,532,090,999)	(33,446,239)
Cash and cash equivalents and restricted cash at beginning of the year	2,314,891,724	363,257,026	3,846,982,723	3,880,428,962
Cash and cash equivalents and restricted cash at end of the year	2,610,280,765	409,610,013	2,314,891,724	3,846,982,723
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	(8,544,352)	(1,340,794)	3,369,517,847	390,913,892
Net gain (loss) on equity securities	27,278,116	4,280,532	(3,315,475,734)
Share of profit in subsidiaries, VIE and VIE's subsidiaries	(29,054,673)	(4,559,312)	(59,992,497)	(396,273,356)
Changes in operating assets and liabilities:
Net cash provided by operating activities	(10,185,710)	(1,598,361)	(13,000,544)	(2,989,082)
Net cash (used in) provided by investing activities	2,150,227,042	337,417,544	456,658,680	(604,084,150)
Net cash provided by financing activities	(1,391,602,116)	(218,372,739)	(310,709,163)	(274,666,096)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(5,443,535)	(854,209)	(19,238,574)	12,397,093
Net (decrease) in cash and cash equivalents and restricted cash	742,995,681	116,592,235	113,710,399	(869,342,235)
Cash and cash equivalents and restricted cash at beginning of the year	114,892,815	18,029,190	1,182,416	870,524,651
Cash and cash equivalents and restricted cash at end of the year	¥ 857,888,496	$ 134,621,425	¥ 114,892,815	¥ 1,182,416